Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Miller Investment Trust
Entity Central Index Key	0001414039
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000056395
Shareholder Report [Line Items]
Fund Name	Miller Convertible Bond Fund
Trading Symbol	MCFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Miller Convertible Bond Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.
Additional Information Phone Number	(877) 441-4434
Additional Information Website	www.millerfamilyoffunds.com/funddocuments
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$157	1.53%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.53%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Miller Convertible Bond Fund	ICE BofA All Convertibles Exclude Mandatory All Qualities Index	Bloomberg U.S. Aggregate Bond Index	ICE BofA Yield Alternative US Convertible Index
10/31/15	$9,426	$10,000	$10,000	$10,000
10/31/16	$9,903	$10,448	$10,437	$10,307
10/31/17	$10,767	$12,609	$10,531	$11,239
10/31/18	$10,605	$13,119	$10,315	$11,699
10/31/19	$11,175	$14,745	$11,502	$12,691
10/31/20	$12,552	$19,342	$12,214	$13,512
10/31/21	$13,876	$25,920	$12,155	$15,670
10/31/22	$12,564	$20,266	$10,249	$13,075
10/31/23	$12,500	$20,280	$10,286	$13,699
10/31/24	$14,081	$24,566	$11,370	$16,216
10/31/25	$14,766	$30,322	$12,071	$18,424

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Miller Convertible Bond Fund
Without Load	4.87%	3.30%	4.59%
With Load	0.94%	2.09%	3.97%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA All Convertibles Exclude Mandatory All Qualities Index	23.43%	9.41%	11.73%
ICE BofA Yield Alternative US Convertible Index	13.61%	6.40%	6.30%

From October 31, 2020, to October 31, 2023, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and ICE BofA All Yield Alternatives US Convertibles Index. For the period from November 1, 2023, to October 31, 2024, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and the ICE BofA All Convertibles Exclude Mandatory All Qualities Index. The Fund elected to use the ICE BofA All Convertibles Exclude Mandatory All Qualities Index because it more broadly represents the Fund’s investment universe and closely represents the Fund’s investment strategies.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 546,810,096
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 4,490,706
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$546,810,096 Number of Portfolio Holdings57 Advisory Fee $4,490,706 Portfolio Turnover114%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	99.9%
Money Market Funds	0.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Money Market Funds	0.1%
Energy	2.1%
Consumer Staples	2.2%
Communications	5.7%
Utilities	6.2%
Financials	9.2%
Industrials	10.2%
Consumer Discretionary	13.1%
Health Care	16.3%
Technology	33.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Amazon.com, Inc. - Nomura Holdings, Inc. Synthetic, 4.860%, 02/24/27	3.4%
Ford Motor Company, 0.000%, 03/15/26	2.9%
Winnebago Industries, Inc., 3.250%, 01/15/30	2.9%
PG&E Corporation, 4.250%, 12/01/27	2.8%
LCI Industries, 3.000%, 03/01/30	2.8%
Vishay Intertechnology, Inc., 2.250%, 09/15/30	2.7%
Meritage Homes Corporation, 1.750%, 05/15/28	2.7%
Avnet, Inc., 1.750%, 09/01/30	2.7%
Shift4 Payments, Inc., 0.500%, 08/01/27	2.7%
Deere & Company - Bank of America Finance LLC Synthetic, 4.290%, 05/18/28	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.
C000081917
Shareholder Report [Line Items]
Fund Name	Miller Convertible Bond Fund
Trading Symbol	MCFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Miller Convertible Bond Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.
Additional Information Phone Number	(877) 441-4434
Additional Information Website	www.millerfamilyoffunds.com/funddocuments
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$207	2.03%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	2.03%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Miller Convertible Bond Fund	ICE BofA All Convertibles Exclude Mandatory All Qualities Index	Bloomberg U.S. Aggregate Bond Index	ICE BofA Yield Alternative US Convertible Index
10/31/15	$10,000	$10,000	$10,000	$10,000
10/31/16	$10,450	$10,448	$10,437	$10,307
10/31/17	$11,301	$12,609	$10,531	$11,239
10/31/18	$11,070	$13,119	$10,315	$11,699
10/31/19	$11,615	$14,745	$11,502	$12,691
10/31/20	$12,971	$19,342	$12,214	$13,512
10/31/21	$14,266	$25,920	$12,155	$15,670
10/31/22	$12,865	$20,266	$10,249	$13,075
10/31/23	$12,729	$20,280	$10,286	$13,699
10/31/24	$14,268	$24,566	$11,370	$16,216
10/31/25	$14,880	$30,322	$12,071	$18,424

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Miller Convertible Bond Fund	4.29%	2.78%	4.05%
ICE BofA All Convertibles Exclude Mandatory All Qualities Index	23.43%	9.41%	11.73%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA Yield Alternative US Convertible Index	13.61%	6.40%	6.30%

From October 31, 2020, to October 31, 2023, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and ICE BofA All Yield Alternatives US Convertibles Index. For the period from November 1, 2023, to October 31, 2024, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and the ICE BofA All Convertibles Exclude Mandatory All Qualities Index. The Fund elected to use the ICE BofA All Convertibles Exclude Mandatory All Qualities Index because it more broadly represents the Fund’s investment universe and closely represents the Fund’s investment strategies.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 546,810,096
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 4,490,706
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$546,810,096 Number of Portfolio Holdings57 Advisory Fee $4,490,706 Portfolio Turnover114%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	99.9%
Money Market Funds	0.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Money Market Funds	0.1%
Energy	2.1%
Consumer Staples	2.2%
Communications	5.7%
Utilities	6.2%
Financials	9.2%
Industrials	10.2%
Consumer Discretionary	13.1%
Health Care	16.3%
Technology	33.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Amazon.com, Inc. - Nomura Holdings, Inc. Synthetic, 4.860%, 02/24/27	3.4%
Ford Motor Company, 0.000%, 03/15/26	2.9%
Winnebago Industries, Inc., 3.250%, 01/15/30	2.9%
PG&E Corporation, 4.250%, 12/01/27	2.8%
LCI Industries, 3.000%, 03/01/30	2.8%
Vishay Intertechnology, Inc., 2.250%, 09/15/30	2.7%
Meritage Homes Corporation, 1.750%, 05/15/28	2.7%
Avnet, Inc., 1.750%, 09/01/30	2.7%
Shift4 Payments, Inc., 0.500%, 08/01/27	2.7%
Deere & Company - Bank of America Finance LLC Synthetic, 4.290%, 05/18/28	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.
C000056396
Shareholder Report [Line Items]
Fund Name	Miller Convertible Bond Fund
Trading Symbol	MCIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Miller Convertible Bond Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.
Additional Information Phone Number	(877) 441-4434
Additional Information Website	www.millerfamilyoffunds.com/funddocuments
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	1.03%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.03%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Miller Convertible Bond Fund	ICE BofA All Convertibles Exclude Mandatory All Qualities Index	Bloomberg U.S. Aggregate Bond Index	ICE BofA Yield Alternative US Convertible Index
Oct-2015	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Oct-2016	$1,055,550	$1,044,762	$1,043,702	$1,030,662
Oct-2017	$1,153,406	$1,260,905	$1,053,120	$1,123,942
Oct-2018	$1,140,911	$1,311,949	$1,031,496	$1,169,855
Oct-2019	$1,208,263	$1,474,466	$1,150,215	$1,269,117
Oct-2020	$1,364,473	$1,934,245	$1,221,380	$1,351,242
Oct-2021	$1,515,075	$2,592,013	$1,215,540	$1,567,010
Oct-2022	$1,379,507	$2,026,559	$1,024,913	$1,307,485
Oct-2023	$1,378,094	$2,027,999	$1,028,563	$1,369,887
Oct-2024	$1,560,447	$2,456,626	$1,137,038	$1,621,598
Oct-2025	$1,644,259	$3,032,238	$1,207,067	$1,842,378

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Miller Convertible Bond Fund	5.37%	3.80%	5.10%
ICE BofA All Convertibles Exclude Mandatory All Qualities Index	23.43%	9.41%	11.73%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA Yield Alternative US Convertible Index	13.61%	6.40%	6.30%

From October 31, 2020, to October 31, 2023, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and ICE BofA All Yield Alternatives US Convertibles Index. For the period from November 1, 2023, to October 31, 2024, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and the ICE BofA All Convertibles Exclude Mandatory All Qualities Index. The Fund elected to use the ICE BofA All Convertibles Exclude Mandatory All Qualities Index because it more broadly represents the Fund’s investment universe and closely represents the Fund’s investment strategies.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 546,810,096
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 4,490,706
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$546,810,096 Number of Portfolio Holdings57 Advisory Fee $4,490,706 Portfolio Turnover114%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	99.9%
Money Market Funds	0.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Money Market Funds	0.1%
Energy	2.1%
Consumer Staples	2.2%
Communications	5.7%
Utilities	6.2%
Financials	9.2%
Industrials	10.2%
Consumer Discretionary	13.1%
Health Care	16.3%
Technology	33.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Amazon.com, Inc. - Nomura Holdings, Inc. Synthetic, 4.860%, 02/24/27	3.4%
Ford Motor Company, 0.000%, 03/15/26	2.9%
Winnebago Industries, Inc., 3.250%, 01/15/30	2.9%
PG&E Corporation, 4.250%, 12/01/27	2.8%
LCI Industries, 3.000%, 03/01/30	2.8%
Vishay Intertechnology, Inc., 2.250%, 09/15/30	2.7%
Meritage Homes Corporation, 1.750%, 05/15/28	2.7%
Avnet, Inc., 1.750%, 09/01/30	2.7%
Shift4 Payments, Inc., 0.500%, 08/01/27	2.7%
Deere & Company - Bank of America Finance LLC Synthetic, 4.290%, 05/18/28	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.
C000146257
Shareholder Report [Line Items]
Fund Name	Miller Intermediate Bond Fund
Trading Symbol	MIFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Miller Intermediate Bond Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.
Additional Information Phone Number	(877) 441-4434
Additional Information Website	www.millerfamilyoffunds.com/funddocuments
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$102	0.99%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Miller Intermediate Bond Fund	Bloomberg U.S. Aggregate Bond Index
Oct-2015	$1,000,000	$1,000,000
Oct-2016	$1,067,590	$1,043,702
Oct-2017	$1,113,970	$1,053,120
Oct-2018	$1,124,663	$1,031,496
Oct-2019	$1,181,802	$1,150,215
Oct-2020	$1,269,884	$1,221,380
Oct-2021	$1,407,405	$1,215,540
Oct-2022	$1,306,868	$1,024,913
Oct-2023	$1,327,100	$1,028,563
Oct-2024	$1,512,924	$1,137,038
Oct-2025	$1,606,296	$1,207,067

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Miller Intermediate Bond Fund - Class I	6.17%	4.81%	4.85%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 184,028,399
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 1,364,475
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$184,028,399 Number of Portfolio Holdings52 Advisory Fee (net of waivers)$1,364,475 Portfolio Turnover134%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	75.1%
Corporate Bonds	22.6%
Money Market Funds	2.3%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Energy	2.1%
Money Market Funds	2.3%
Consumer Staples	5.1%
Communications	5.4%
Utilities	5.6%
Industrials	8.0%
Financials	10.1%
Consumer Discretionary	14.2%
Health Care	18.2%
Technology	28.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Amazon.com, Inc. - Nomura Holdings, Inc. Synthetic, 4.860%, 02/24/27	3.4%
NVIDIA Corporation - Bank of Montreal Synthetic, 4.900%, 11/22/27	2.9%
PG&E Corporation, 4.250%, 12/01/27	2.8%
Pfizer Investment Enterprises Pte Ltd., 4.450%, 05/19/26	2.7%
Home Depot, Inc. (The), 3.000%, 04/01/26	2.7%
Berkshire Hathaway, Inc., 3.125%, 03/15/26	2.7%
3M Company, 2.250%, 09/19/26	2.7%
Apple, Inc., 2.900%, 09/12/27	2.7%
Verizon Communications, Inc., 0.850%, 11/20/25	2.7%
Colgate-Palmolive Company, 4.800%, 03/02/26	2.6%

C000230985
Shareholder Report [Line Items]
Fund Name	Miller Market Neutral Income Fund
Trading Symbol	MMNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Miller Market Neutral Income Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.
Additional Information Phone Number	(877) 441-4434
Additional Information Website	www.millerfamilyoffunds.com/funddocuments
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$174	1.66%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.66%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (December 29, 2023)
Miller Market Neutral Income Fund	9.93%	9.76%
Bloomberg 1-3 Year US Government/Credit Index	5.07%	4.82%
Bloomberg Short Treasury Index	4.44%	4.82%
Bloomberg U.S. Aggregate Bond Index	6.16%	4.34%

From the Fund’s inception on December 29, 2023, to April 30, 2024, the Fund’s primary benchmarks were the Bloomberg 1-3 Year US Government/Credit Index and the Bloomberg U.S. Short Treasury Index. For the period from April 30, 2024, to October 31, 2024, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and the Bloomberg 1-3 Year US Government/Credit Index. The Bloomberg U.S. Aggregate Bond Index was added as a broad-based securities market index in accordance with recent changes to regulatory disclosure requirements.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Dec. 29, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 114,867,751
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 510,511
InvestmentCompanyPortfolioTurnover	467.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$114,867,751 Number of Portfolio Holdings115 Advisory Fee (net of waivers)$510,511 Portfolio Turnover467%
Holdings [Text Block]

Long Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.0%
Index Option	0.2%
Consumer Staples	0.8%
Communications	1.9%
Energy	2.2%
U.S. Treasury Obligations	3.5%
Money Market	3.7%
Industrials	13.1%
Utilities	13.1%
Health Care	24.3%
Technology	39.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 3.500%, 11/28/25	3.5%
Akamai Technologies, Inc., 0.250%, 05/15/33	2.6%
Bridgebio Pharma, Inc., 1.750%, 03/01/31	2.6%
Tetra Tech, Inc., 2.250%, 08/15/28	2.3%
Cloudflare, Inc., 0.000%, 06/15/30	2.3%
FirstEnergy Corporation, 4.000%, 05/01/26	2.3%
Alliant Energy Corporation, 3.250%, 05/30/28	2.2%
Super Micro Computer, Inc., 0.000%, 06/15/30	2.2%
Dropbox, Inc., 0.000%, 03/01/28	2.2%
DigitalOcean Holdings, Inc., 0.000%, 08/15/30	2.2%